Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Schedule of other current liabilities [Line Items]
Compensation costs	$ 58,864	$ 57,024
Income and indirect taxes	40,102	33,557
Accrued Advertising	22,289	28,140
Shipping costs	7,275	5,241
Sales returns	5,413	5,076
Production costs	9,261	8,903
Interest Payable	2,271	1,653
Purchases of property, plant and equipment	2,358	4,489
Professional costs	2,786	3,802
Other	44,096	38,776
Accrued Liabilities	$ 194,715	$ 186,661